Description of the Plan - Narrative (Details) - EBP 038	12 Months Ended
	Dec. 31, 2025 USD ($) loan yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Stockholder's equity, common stock, conversion ratio	1
Total assets transferred into (out of) the Plan	$ 9,055,525	$ 14,709,250
Total assets transferred from the Plan	$ 45,728,900	$ 0
Automatic deferral rate percentage	3.00%
Retirement age | yr	65
Requisite service period	6 months
Maximum annual compensation contribution allowed by participant (as a percent)	75.00%
Company contribution matching percentage	50.00%
Company contribution matching percentage, as a percent of participant contributions	6.00%
Company non-matching contribution (as a percent)	3.00%	3.00%
Maximum percentage of account balance permitted to invest in Crane Company Stock Fund	20.00%
Maximum vesting age | yr	65
Reduction in company contributions from forfeited non-vested accounts	$ 3,120,446	$ 1,580,858
Balance of forfeited non-vested accounts	324,556	$ 971,969
Involuntary cash out limit	$ 1,000
Involuntary cash out limit, deferral, maximum age | yr	73
Participant loan, minimum borrowing amount	$ 1,000
Participant loan, maximum borrowing amount	$ 50,000
Participant loan, maximum amount of vested account balance (as a percent)	50.00%
Participant loan, basis spread on variable rate	2.00%
General participant loan, minimum borrowing term	1 year
General participant loan, maximum borrowing term	5 years
Primary residence participant loan, maximum borrowing term	15 years
Number of loans permitted outstanding at any one time | loan	2
CryoWorks
EBP, Description of Plan [Line Items]
Total assets transferred into (out of) the Plan	$ 4,432,876
Technifab Products Inc
EBP, Description of Plan [Line Items]
Total assets transferred into (out of) the Plan	4,622,649
Baum America Corp.
EBP, Description of Plan [Line Items]
Total assets transferred into (out of) the Plan	397,316
Vian Enterprises, Inc
EBP, Description of Plan [Line Items]
Total assets transferred into (out of) the Plan	$ 14,311,934
Minimum
EBP, Description of Plan [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan interest rate	10.50%